SHAREHOLDERS' EQUITY (Summary of Stock Option Activity) (Details) - Employee Stock Option [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Number of options
Outstanding - beginning of the year | shares	1,128,704
Granted | shares	668,500
Exercised | shares
Forfeited | shares	(295,869)
Outstanding - end of the year | shares	1,501,335
Options exercisable at the end of the year | shares	520,335
Vested and expected to vest | shares	520,335
Weighted average exercise price
Outstanding - beginning of the year | $ / shares	$ 33.48
Granted | $ / shares	15.49
Exercised | $ / shares
Forfeited | $ / shares	30.91
Outstanding - end of the year | $ / shares	25.53
Options exercisable at the end of the year | $ / shares	34.35
Vested and expected to vest | $ / shares	$ 34.35
Aggregate intrinsic value
Outstanding - end of the year | $	$ 168
Options exercisable at the end of the year | $	12
Vested and expected to vest | $	$ 12